3. Inventories (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Inventories	$ 1,077,271	$ 1,066,813
Antimony Metal [Member]
Inventories	11,760	152,026
Antimony Oxide [Member]
Inventories	186,210	180,404
Antimony Ore [Member]
Inventories	784,876	644,113
Antimony [Member]
Inventories	982,846	976,543
Zeolite [Member]
Inventories	$ 94,425	$ 90,270